Expense Example - FidelitySAIUSQualityIndexFund-PRO - FidelitySAIUSQualityIndexFund-PRO - Fidelity SAI U.S. Quality Index Fund - Fidelity SAI U.S. Quality Index Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141